Accumulated Other Comprehensive Income/(Loss)	6 Months Ended
Jun. 30, 2011
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS)
ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS)
AOCI includes the after-tax change in unrealized gains and losses on AFS securities, foreign currency translation adjustments (including the impact of related derivatives), cash flow hedging activities, and net loss and prior service costs/(credit) related to the Firm's defined benefit pension and OPEB plans.

As of or for the six months ended	Unrealized gains/(losses) on AFS securities(b)		Translation adjustments, net of hedges		Cash flow hedges		Net loss and prior service costs/(credit) of defined benefit pension and OPEB plans		Accumulated other comprehensive income/(loss)
June 30, 2011 (in millions)
Balance at January 1, 2011	$2,498	(c)	$253		$206		$(1,956)		$1,001
Net change	770	(d)	27	(e)	(211)	(f)	51	(g)	637
Balance at June 30, 2011	$3,268	(c)	$280		$(5)		$(1,905)		$1,638

As of or for the six months ended	Unrealized gains/(losses) on AFS securities(b)		Translation adjustments, net of hedges		Cash flow hedges		Net loss and prior service costs/(credit) of defined benefit pension and OPEB plans		Accumulated other comprehensive income/(loss)
June 30, 2010 (in millions)
Balance at January 1, 2010	$2,032	(c)	$(16)		$181		$(2,288)		$(91)
Cumulative effect of change in accounting principle(a)	(129)		—		—		—		(129)
Net change	2,339	(d)	(25)	(e)	165	(f)	145	(g)	2,624
Balance at June 30, 2010	$4,242	(c)	$(41)		$346		$(2,143)		$2,404

(a)
Reflects the effect of adoption of accounting guidance related to the consolidation of VIEs. AOCI decreased by $129 million due to the adoption of the accounting guidance related to VIEs, as a result of the reversal of the fair value adjustments taken on retained AFS securities that were eliminated in consolidation; for further discussion see Note 16 on pages 244–259 of JPMorgan Chase’s 2010 Annual Report.

(b)	Represents the after-tax difference between the fair value and amortized cost of securities accounted for as AFS.

(c)
At June 30, 2011, January 1, 2011, June 30, 2010 and January 1, 2010, included after-tax unrealized losses not related to credit on debt securities for which credit losses have been recognized in income of $(62) million, $(81) million, $(126) million and $(226) million, respectively.

(d)
The net change for the six months ended June 30, 2011, was due primarily to increased market value on agency MBS and municipal securities, partially offset by the widening of spreads on non-U.S. corporate debt and realization of gains due to portfolio repositioning. The net change for the six months ended June 30, 2010, was due primarily to the narrowing of spreads on MBS and CLOs partially offset by declines in non-U.S. government debt and realization of gains due to portfolio repositioning.

(e)
The net change for the six months ended June 30, 2011, and 2010, included after-tax gains/(losses) on foreign currency translation from operations for which the functional currency is other than the U.S. dollar of $498 million and $(489) million, respectively, partially offset by after-tax gains/(losses) on hedges of $(471) million and $464 million, respectively. The Firm may not hedge its entire exposure to foreign currency translation on net investments in foreign operations.

(f)
The net change for the six months ended June 30, 2011, included $112 million of after-tax gains/(losses) recognized in income, and $(99) million of after-tax gains/(losses), representing the net change in derivative fair value that was reported in comprehensive income. The net change for the six months ended June 30, 2010, included $6 million of after-tax gains recognized in income and $171 million of after-tax gains, representing the net change in derivative fair value that was reported in comprehensive income.

(g)
The net changes for the six month periods ended June 30, 2011 and 2010, were due to after-tax adjustments based on the final year-end actuarial valuations for the U.S. and non-U.S. defined benefit pension and OPEB plans (for 2010 and 2009, respectively); and the amortization of net loss and prior service credit into net periodic benefit cost.